MUZINICH HIGH INCOME FLOATING RATE FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited)

Principal Amount†		Value
CORPORATE BONDS: 5.9%
Automotive & Auto Parts: 0.8%
	Ford Motor Co
100,000	9.000%, 4/22/25	$121,240
	Tenneco Inc
100,000	7.875%, 1/15/29	112,629
		233,869
Building Materials: 0.4%
	SRM Escrow Issuer LLC
100,000	6.000%, 11/1/28	104,988

Chemicals: 0.4%
	Rayonier AM Products Inc
100,000	7.625%, 1/15/26	106,375

Diversified Financial Services: 0.7%
	Alliance Data Systems Corp
100,000	7.000%, 1/15/26	107,207
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
100,000	6.750%, 2/1/24	102,250
		209,457
Energy: 0.3%
	Blue Racer Midstream LLC / Blue Racer Finance Corp
100,000	6.625%, 7/15/26	103,000

Food/Beverage/Tobacco: 0.3%
	C&S Group Enterprises LLC
100,000	5.000%, 12/15/28	97,500

Healthcare: 1.5%
	Bausch Health Cos Inc
100,000	6.250%, 2/15/29	106,269
	Legacy LifePoint Health LLC
100,000	6.750%, 4/15/25	106,500
	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA
100,000	7.375%, 6/1/25	107,697
	Tenet Healthcare Corp
100,000	7.500%, 4/1/25	108,109
		428,575
Homebuilders/Real Estate: 0.3%
	Service Properties Trust
100,000	4.350%, 10/1/24	99,539

Leisure: 0.4%
	Carnival Corp
100,000	10.500%, 2/1/26	117,998

Metals/Mining: 0.4%
	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp
100,000	7.500%, 6/15/25	104,063

Telecommunications: 0.4%
	GCI LLC
100,000	4.750%, 10/15/28	102,562

TOTAL CORPORATE BONDS
(Cost $1,700,189)		1,707,926

BANK LOANS: 90.0%
Aerospace/Defense: 1.4%
	Transdigm F (02/20)
400,000	2.359% (1 Month LIBOR + 2.250%), 4/30/21 [1,2]	392,250

Airlines: 0.6%
	AAdvantage Loyalty (American Airlines) (AMR)
175,000	5.500% (3 Month LIBOR + 4.750%), 4/20/28 [1,2]	179,512

Automotive & Auto Parts: 3.8%
	Autokiniton (9/19)
144,375	5.859% (1 Month LIBOR + 5.750%), 4/30/21 [1,2]	144,556
	Autokiniton US Holdings Inc
150,000	5.000%, 3/29/28 [1,2,3,4]	150,656
	Clarios Global B1
146,179	3.359% (1 Month LIBOR + 3.250%), 4/30/21 [1,2]	144,900
	First Brands Group LLC
225,000	8.703%, 3/24/28 [1,2,3,4]	223,875
	IXS (2/20) VT1 B
248,204	5.000% (3 Month LIBOR + 4.250%), 6/30/21 [1,2]	248,576
	Truck Hero (1/21) (Tectum)
50,000	4.500% (1 Month LIBOR + 3.750%), 4/30/21 [1,2]	49,955
	Wheel Pros 1st LIEN Rollover (11/20)
149,625	6.250% (1 Month LIBOR + 5.250%), 4/12/21 [1,2]	149,532
		1,112,050
Broadcasting: 2.2%
	EW Scripps B3 (12/20)
498,750	3.750% (1 Month LIBOR + 3.000%), 4/30/21 [1,2]	497,777
	Gray Television C (10/18)
63,723	2.615% (1 Month LIBOR + 2.500%), 4/1/21 [1,2]	63,415
	IHeartCommunications (07/20)
74,438	4.750% (1 Month LIBOR + 4.000%), 3/31/21 [1,2]	74,670
		635,862
Cable/Satellite TV: 5.1%
	Charter Communications Operating B2
498,734	1.870% (1 Month LIBOR + 1.750%), 3/31/21 [1,2]	496,959
	CSC Holdings B1 (03/17)
500,000	2.356% (1 Month LIBOR + 2.250%), 4/15/21 [1,2]	494,277
	Virgin Media Bristol LLC
500,000	3.359%, 1/31/29 [1,2,3,4]	499,763
		1,490,999
Capital Goods: 5.9%
	Alison US B-1 (Alstom)
99,387	5.500% (3 Month LIBOR + 4.500%), 4/30/21 [1,2]	82,165
	Alison US B-2 (Alstom)
99,387	5.500% (3 Month LIBOR + 4.500%), 4/30/21 [1,2]	82,165
	Safety Products / JHC Acquisition Corp
121,626	4.609% (1 Month LIBOR + 4.500%), 4/30/21 [1,2]	117,065
	Safety Products / JHC Acquisition Corp DD
15,013	4.609% (1 Month LIBOR + 4.500%), 4/30/21 [1,2]	14,450
	SLV New
EUR 479,485	4.250% (1 Month EurIBOR + 4.250%), 4/30/21 [1,2]	551,399
	US Farathane B (03/21)
275,000	5.250% (1 Month LIBOR + 4.250%), 6/30/21 [1,2]	274,141
	WITTUR GmbH
EUR 500,000	4.500%, 9/23/26 [1,2,3,4]	584,153
		1,705,538
Chemicals: 3.3%
	Lummus Technology 2/21 (McDermott International/Illuminate Buyer)
74,813	3.609% (1 Month LIBOR + 3.500%), 4/30/21 [1,2]	74,579
	Rohm Holding USD
198,494	5.228% (6 Month LIBOR + 5.000%), 7/30/21 [1,2]	198,431
	Tronox Finance (2/21)
325,000	2.607% (1 Month LIBOR + 2.500%), 3/2/28 [1,2]	323,578
	WR Grace & Co
375,000	2.203%, 3/30/28 [1,2,3,4]	373,594
		970,182
Consumer-Products: 1.9%
	Sunshine Luxembourg VII SARL
200,000	4.500% (3 Month LIBOR + 3.750%), 10/1/26 [1,2]	200,050
	TGP Holdings III (Traeger Grills) (03/18)
345,686	5.000% (3 Month LIBOR + 4.000%), 6/30/21 [1,2]	346,444
		546,494
Containers: 0.4%
	Liqui-Box B
124,063	5.500% (3 Month LIBOR + 4.500%), 5/26/21 [1,2]	118,480

Diversified Financial Services: 6.9%
	Citadel Securities LP
500,000	2.609%, 2/2/28 [1,2,3,4]	495,415
	Cowen
274,313	4.000% (6 Month LIBOR + 3.250%), 3/12/28 [1,2]	273,627
	DRW Holdings (2/21)
519,122	3.859% (1 Month LIBOR + 3.750%), 4/30/21 [1,2]	518,797
	GBT Group Services (Global Business Travel)
448,750	2.611% (1 Month LIBOR + 2.500%), 4/22/21 [1,2]	433,605
	Jane Street Group (1/21)
149,625	2.859% (1 Month LIBOR + 2.750%), 4/30/21 [1,2]	148,409
	Mermaid Bidco (12/20)
150,000	5.000% (1 Month LIBOR + 4.250%), 5/4/21 [1,2]	150,422
		2,020,275
Diversified Media: 3.9%
	Adevinta ASA
500,000	3.750%, 11/4/27 [1,2,3,4]	501,018
	Advantage Sales & Marketing (10/20)
224,438	6.000% (3 Month LIBOR + 5.250%), 4/30/21 [1,2]	224,458
	Allen Media B (1/20)
74,238	5.754% (3 Month LIBOR + 5.500%), 3/31/21 [1,2]	74,275
	Clear Channel Outdoor Holdings B
348,232	3.712% (1 Month LIBOR + 3.500%), 8/21/26 [1,2]	335,513
		1,135,264
Energy: 1.7%
	BW Gas & Convenience Holdings LLC
350,000	4.000%, 3/17/28 [1,2,3,4]	350,437
	Consolidated Energy Finance
148,852	2.609% (1 Month LIBOR + 2.500%), 4/26/21 [1,2]	145,503
		495,940
Environmental: 0.8%
	Gopher Resource
248,692	4.250% (1 Month LIBOR + 3.250%), 4/30/21 [1,2]	226,931

Food/Beverage/Tobacco: 6.8%
	Froneri US B2
500,000	2.359% (1 Month LIBOR + 2.250%), 4/30/21 [1,2]	493,893
	H-Food (Hearthside Food)
121,549	3.796% (1 Month LIBOR + 3.688%), 4/30/21 [1,2]	120,536
	Sigma Holdco BV
EUR 500,000	3.500%, 7/2/25 [1,2,3,4]	576,457
	Triton Water Holdings Inc
100,000	4.500% (3 Month LIBOR + 3.500%), 3/31/28 [1,2]	99,742
	US Foods B (08/19)
322,612	2.109% (1 Month LIBOR + 2.000%), 4/30/21 [1,2]	316,889
	Whole Earth (1/21)
200,000	5.500% (3 Month LIBOR + 4.500%), 6/30/21 [1,2]	198,750
	Winterbotham Darby & Co Ltd
GBP 125,000	6.039%, 1/29/28 [1,2,3,4]	168,664
		1,974,931
Gaming: 3.7%
	Caesars Resort B
498,711	2.859% (1 Month LIBOR + 2.750%), 4/30/21 [1,2]	492,096
	Caesars Resort Collection B-1
199,000	4.609% (1 Month LIBOR + 4.500%), 4/30/21 [1,2]	199,656
	PCI Gaming
400,000	2.609% (1 Month LIBOR + 2.500%), 4/30/21 [1,2]	397,826
		1,089,578
Healthcare: 13.2%
	AccentCare (12/20) Incremental
99,750	5.500% (1 Month LIBOR + 5.000%), 4/30/21 [1,2]	100,124
	Air Methods B (ASP AMC)
146,947	4.500% (3 Month LIBOR + 3.500%), 6/30/21 [1,2]	142,584
	Athenahealth B (01/21)
125,000	4.453% (3 Month LIBOR + 4.250%), 2/11/26 [1,2]	125,469
	Auris Luxembourg III B (Siemens/Sivantos/Widex)
198,481	3.859% (1 Month LIBOR + 3.750%), 4/30/21 [1,2]	193,023
	BW NHHC Holdco
149,233	5.189% (3 Month LIBOR + 5.000%), 5/18/21 [1,2]	140,077
	Grifols Worldwide Operations B (11/19)
500,000	2.086% (1 Week LIBOR + 2.000%), 4/8/21 [1,2]	495,030
	Heartland Dental (Hadrian Merger)
125,000	3.609% (1 Month LIBOR + 3.500%), 4/30/21 [1,2]	123,210
	Mallinckrodt International B
435,006	5.500% (1 Month LIBOR + 4.750%), 4/30/21 [1,2]	430,084
	Milano Acquisition B
500,000	4.750% (3 Month LIBOR + 4.000%), 6/30/21 [2]	498,750
	NextPharma Holdings Ltd
EUR 500,000	3.750%, 2/26/28 [1,2,3,4]	585,622
	NMN Holdings (NuMotion) (United Seating)
122,351	3.609% (1 Month LIBOR + 3.500%), 4/30/21 [1,2]	121,726
	NMN Holdings DD (NuMotion) (United Seating)
26,249	3.609% (1 Month LIBOR + 3.500%), 4/30/21 [1,2]	26,115
	Onex Carestream (2023 EXTENDED TERM)
338,035	7.750% (3 Month LIBOR + 6.750%), 6/30/21 [1,2]	337,508
	PetVet Care Centers (01/21)
49,748	4.250% (1 Month LIBOR + 3.500%), 4/30/21 [1,2]	49,704
	Sedgwick Claims Management Services B3
49,625	5.250% (1 Month LIBOR + 4.250%), 4/30/21 [1,2]	49,801
	US Outpatient/ US Radiology(12/20)
74,813	6.250% (3 Month LIBOR + 5.500%), 6/15/21 [1,2]	75,198
	US Renal Care B
348,232	5.125% (1 Month LIBOR + 5.000%), 3/31/21 [1,2]	346,655
		3,840,680
Homebuilders/Real Estate: 0.2%
	Pike 1/21 Incremental
70,000	3.120% (1 Month LIBOR + 3.000%), 3/22/21 [1,2]	69,912

Leisure: 0.2%
	United PF Holdings (12/19)
68,593	4.203% (3 Month LIBOR + 4.000%), 6/30/21 [1,2]	66,433

Paper: 0.7%
	Spa Holdings 3 Oy
200,000	–%, 4/3/22 [1,2,3,4,5]	200,250

Restaurants: 0.3%
	Zaxbys Operating Company
100,000	4.500% (1 Month LIBOR + 3.750%), 4/30/21 [1,2]	100,075

Services: 9.0%
	APi Group B (J2 Acquisition)
98,500	2.609% (1 Month LIBOR + 2.500%), 4/30/21 [1,2]	98,146
	Assystem New B
EUR 500,000	4.250% (6 Month EurIBOR + 4.250%), 9/30/21 [1,2]	567,296
	Brand Industrial Services
500,000	5.250% (3 Month LIBOR + 4.250%), 4/23/21 [1,2]	493,750
	CCRR Parent B (Trustaff)
75,000	5.000% (3 Month LIBOR + 4.250%), 3/6/28 [1,2]	75,187
	Franchise Group First Out
150,000	5.500% (3 Month LIBOR + 4.750%), 3/10/26 [1,2]	150,376
	Gems Menasa (Global Education Management) (GEMS Education)
147,395	6.000% (6 Month LIBOR + 5.000%), 5/28/21 [1,2]	147,671
	KAR Auction Services B6 (09/19)
498,734	2.375% (1 Month LIBOR + 2.250%), 4/22/21 [1,2]	489,695
	LBM Acquisition B
100,000	4.500% (3 Month LIBOR + 3.750%), 6/30/21 [1,2]	99,747
	LBM Acquisition LLC
22,222	4.500%, 12/17/27 [1,2,3,4]	22,166
	Protective Industrial Products (Gloves Buyer) (1/21)
125,000	4.750% (1 Month LIBOR + 4.000%), 4/30/21 [1,2]	125,052
	Revint (10/20)
200,000	5.750% (1 Month LIBOR + 5.000%), 3/31/21 [1,2]	201,000
	Summer (BC) Bidco B B1
149,244	4.933% (3 Month LIBOR + 4.750%), 6/4/21 [1,2]	148,934
		2,619,020
Steel: 1.7%
	TMS International Corp
500,000	3.750%, 8/14/24 [1,2,3,4]	499,375

Super Retail: 3.6%
	84 Lumber B (02/21)
498,750	3.750% (1 Month LIBOR + 3.000%), 4/30/21 [1,2]	499,498
	CP Atlas Buyer (American Bath) B
75,000	4.250% (3 Month LIBOR + 3.750%), 11/23/27 [1,2]	74,619
	S&S Holdings
500,000	5.500% (3 Month LIBOR + 5.000%), 3/10/28 [1,2]	488,125
		1,062,242
Technology: 8.4%
	Ahead DB Holdings (Data Blue)
350,000	6.000% (3 Month LIBOR + 5.000%), 6/30/21 [1,2]	351,204
	Constant Contact
325,000	4.750% (1 Month LIBOR + 4.000%), 2/10/28 [1,2]	323,375
	Constant Contact DD
86,765	4.750%, 2/10/28 [1,2,3,4]	86,331
	CT Technologies (12/20) (HealthPort/Ciox Health)
175,000	6.000% (1 Month LIBOR + 5.000%), 4/30/21 [1,2]	175,510
	Dawn Acquisition
353,815	3.953% (3 Month LIBOR + 3.750%), 6/30/21 [1,2]	324,848
	DCert Buyer (Digicert)
248,744	4.109% (1 Month LIBOR + 4.000%), 4/30/21 [1,2]	248,623
	LogMeIn (8/20)
149,625	4.854% (1 Month LIBOR + 4.750%), 4/8/21 [1,2]	149,415
	SuperMoose Borrower (CentralSquare Tech) B
293,250	3.949% (3 Month LIBOR + 3.750%), 6/30/21 [1,2]	281,730
	Triton Solar US B
354,101	6.254% (6 Month LIBOR + 6.000%), 6/30/21 [1,2]	346,576
	Veritas US Inc
149,625	6.500%, 9/1/25 [1,2,3,4]	150,093
		2,437,705
Telecommunications: 1.5%
	Consolidated Communications B (10/20)
53,550	5.750%, 10/2/27 [1,2,3,4]	53,693
	Lumen Technologies B (1/20)
249,369	2.359% (1 Month LIBOR + 2.250%), 4/30/21 [1,2]	247,143
	Xplornet Communications B (06/20)
124,063	4.859% (1 Month LIBOR + 4.750%), 4/30/21 [1,2]	124,305
		425,141
Transportation Excluding Air/Rail: 0.7%
	Yak Access B
230,769	5.109% (1 Month LIBOR + 5.000%), 4/30/21 [1,2]	212,068

Utilities: 2.1%
	Edgewater (Spade Facilities)
242,359	3.859% (1 Month LIBOR + 3.750%), 4/30/21 [1,2]	239,872
	Hamilton Projects B
74,438	5.750% (3 Month LIBOR + 4.750%), 6/30/21 [1,2]	74,856
	Heritage Power B
322,422	7.000% (6 Month LIBOR + 6.000%), 7/30/21 [1,2]	309,928
		624,656
TOTAL BANK LOANS
(Cost $26,108,059)		26,251,843

TOTAL INVESTMENTS IN SECURITIES: 95.9%
(Cost $27,808,248)		27,959,769
Other Assets in Excess of Liabilities: 4.1%		1,182,397
TOTAL NET ASSETS: 100.0%		$29,142,166

†	In USD unless otherwise indicated.
EUR -	Euro
EurIBOR -	Euro Interbank Offered Rate
GBP -	Great Britain Pound
LIBOR -	London Interbank Offered Rate
USD -	United States Dollar

[1]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[2]	Variable rate security; rate shown is the rate in effect on March 31, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]	All or a portion of the loan may be unfunded.
[4]	Denotes investments purchased on a when-issued or delayed delivery basis.
[5]	Zero coupon security

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2021 (Unaudited)

The Muzinich High Income Floating Rate Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

					Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	March 31, 2021	to be Received	March 31, 2021	(Depreciation)
6/15/21	EUR 2,000,000	$2,349,240	USD 2,382,800	$2,382,800	$33,560
6/15/21	GBP 200,000	275,786	USD 277,936	277,936	2,150
		$2,625,026		$2,660,736	$35,710

Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of March 31, 2021. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$1,707,926	$–	$1,707,926
Bank Loans	–	26,251,843	–	26,251,843
Total Assets	$–	$27,959,769	$–	$27,959,769
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$–	$35,710	$–	$35,710
Total Other Financial Instruments	$–	$35,710	$–	$35,710

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.